Liquidity Risks	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Text Block [Abstract]
Liquidity Risks

2. Liquidity Risks

The Company has incurred operating losses and has an accumulated deficit as a result of ongoing research and development spending. As of March 31, 2017, the Company had an accumulated deficit of $189.2 million. For the three months ended March 31, 2017, net loss was $8.9 million and net cash used in operating activities was $8.4 million.

As announced on January 12, 2017, the Company committed to a restructuring plan that consisted primarily of a workforce reduction of 25 positions, to a total of five remaining positions in order to conserve cash while the Company continued to evaluate strategic alternatives. In connection with this restructuring, the Company discontinued a substantial portion of its research and clinical development activities and no longer anticipates expending material resources on any of its drug candidates in order to reduce expenditures. The Company expects to incur significant transaction related expenses relating to the consummation of the Merger. After considering the actions taken by management, the Company has sufficient cash and marketable securities to fund operations for at least the next 12 months.

2. Liquidity Risks

The Company has incurred operating losses and has an accumulated deficit as a result of ongoing research and development spending. As of December 31, 2016, the Company had an accumulated deficit of $180.3 million. For the year ended December 31, 2016, net loss was $31.5 million and net cash used in operating activities was $26.3 million.

In November 2016, the Company announced that its Phase 2 trial, evaluating the efficacy and safety of cavosonstat in adult patients with CF, had failed to demonstrate a benefit in its primary endpoint. On January 3, 2017, the Company announced that its Board of Directors had initiated a process to explore and review a range of strategic alternatives. At that time, the Company engaged financial advisors and established a Special Committee of the Board to explore strategic alternatives.

As announced on January 12, 2017, the Company committed to a restructuring plan that consisted primarily of a workforce reduction of 25 positions, to a total of 5 remaining positions in order to conserve cash while the Company continues to evaluate business alternatives. In connection with this restructuring, the Company discontinued a substantial portion of its research and clinical development activities and no longer anticipates expending material resources on any of its drug candidates to reduce expenditures. After considering the actions taken by management, the Company has sufficient cash and marketable securities to fund operations for at least the next twelve months.